Average Annual Total Returns - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 30, 2025
VIP High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.97%
Past 5 years	2.74%
Past 10 years	4.17%
VIP High Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.72%
Past 5 years	2.65%
Past 10 years	4.06%
VIP High Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	8.62%
Past 5 years	2.47%
Past 10 years	3.90%
ML040
Average Annual Return:
Past 1 year	8.20%
Past 5 years	4.03%
Past 10 years	5.08%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%